Leases (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 3,700	€ 3,900
Carrying amount of lease liabilities included in "Other liabilities"	4,200	4,500
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	424
Interest expense on lease liabilities	128	127
Expense relating to short-term leases for which recognition exemption has been used	2	2
Expense relating to leases of low-value assets for which recognition exemption has been used (less than)	1	1
Income from subleasing right-of-use assets	19	24
Cash outflow for leases	622	678
Of which: Expenditures made for real estate rentals	613	669
Of which: Principal portion of lease payments	496	552
Of which: Payments for the interest portion	125	126
Potential payment exposures arising from extension options	4,700
Properties
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	3,700	3,900
Vehicles
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	19	19
Deutsche Bank AG
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of lease liabilities included in "Other liabilities"	€ 4,193	€ 4,488